UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File number 811-22263

Exchange Traded Concepts Trust
 (Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive
Suite 207
Oklahoma City, OK 73120
 (Address of principal executive offices) (Zip code)

J. Garrett Stevens
Exchange Traded Concepts Trust
10900 Hefner Pointe Drive
Suite 207
Oklahoma City, OK 73120

Copy to:
Christopher D. Menconi
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004

Registrant’s telephone number, including area code: (405) 778-8377

Date of fiscal year end: November 30, 2015

Date of reporting period: November 30, 2015

Item 1.  Reports to Stockholders.

Exchange Traded Concepts TrusT Hull Tactical US ETF

Annual Report

November 30, 2015

Hull Tactical US ETF

Table of Contents

Management Discussion of Fund Performance	2
Schedule of Investments	4
Statement of Assets and Liabilities	5
Statement of Operations	6
Statement of Changes in Net Assets	7
Financial Highlights	8
Notes to the Financial Statements	9
Report of Independent Registered Public Accounting Firm	16
Trustees and Officers of the Trust	17
Approval of Advisory Agreements & Board Considerations	20
Disclosure of Fund Expenses	22
Supplemental Information	23

The Fund files its complete schedule of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q will be available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Exchange Traded Concepts uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Fund voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling (844) 485-5383 ((844) Hull ETF); and (ii) on the Commission’s website at http://www.sec.gov.

Hull Tactical US ETF

Management Discussion of Fund Performance

November 30, 2015 (Unaudited)

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Hull Tactical US ETF (Ticker: HTUS) (the”Fund”). The following information pertains to the fiscal period of June 24, 2015 (the Fund’s Inception Date) through November 30, 2015.

The Fund is actively managed and seeks to realize long-term appreciation from investments in the U.S. equity, derivative and Treasury markets, independent of market direction. The target position is updated daily; with a maximum long of 200% invested and maximum short of -100% invested.

The Fund experienced negative performance during the fiscal period ending on November 30, 2015. The market price for HTUS fell 1.08% and the NAV fell 1.16%, while the S&P 500 Index, a broad market index, fell 0.40% over the same period. This underperformance is a result of the Fund being short at times when the market was moving higher. Short positions are implemented through the use of derivatives, which allows for a desired exposure without owning the underlying security. This typically creates positive performance when the broad market is moving lower and negative performance when the market is moving higher.

The Fund began trading on June 25, 2015, with outstanding shares rising to 950,000 as of November 30, 2015.

We appreciate your investment in the Hull Tactical US ETF.

Sincerely,

J. Garrett Stevens,
Chief Executive Officer
Exchange Traded Concepts, Advisor to the Fund

The S&P 500 Index is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation, with each stock’s weight in the S&P 500 Index proportionate to its market value.

Citigroup 3-Month Treasury Bill Index is an unmanaged index composed of three-month Treasury bills.

This material represents an assessment of the market environment at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. This information should not be relied upon by the reader as research or investment advice.

Hull Tactical US ETF

Management Discussion of Fund Performance

November 30, 2015 (Unaudited) (Concluded)

Growth of a $10,000 Investment‡
(at Net Asset Value)‡

CUMMULATIVE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 2015*
Cumulative Inception to Date
	Net Asset Value	Market Price
Hull Tactical US ETF	-1.16%	-1.08%‡
60/40 Hybrid consisting of S&P 500 Index and Citigroup 3-Month Treasury Bill Index	-0.09%‡	-0.09%‡
S&P 500 Index	-0.40%‡	-0.40%‡
Citigroup 3-Month Treasury Bill Index	0.01%‡	0.01%‡

*	Fund commenced operations on June 24, 2015.
‡	Unaudited.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Please visit www.hulltacticalfunds.com. or call (844) 485-5383 ((844) Hull ETF) for most recent month end performance and expenses.

Current performance may be lower or higher than the performance data shown above.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative index in Management Discussion of Fund Performance.

Hull Tactical US ETF

Schedule of Investments

November 30, 2015

The open futures contract held by the Fund at November 30, 2015, are as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Unrealized Appreciation
S&P 500 Index E-MINI	(25)	Dec-2015	$7,975

For the period ended November 30, 2015, the total amount of all open futures contracts, as presented in the table above in addition to the realized gains presented in the Statement of Operations, are representative of the volume of activity for this derivative type during the period.

The following is a list of the inputs used as of November 30, 2015 in valuing the Fund’s other instruments carried at value:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$7,975	$—	—	$7,975
Total Other Financial Instruments	$7,975	$—	$—	$7,975

*	Futures contracts are valued at unrealized appreciation on the instrument.

For the period ended November 30, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period. For the period ended November 30, 2015, there were no Level 3 investments.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

Hull Tactical US ETF

Statement of Assets and Liabilities

November 30, 2015

Assets:
Cash and Cash Equivalents	$23,007,010
Receivable from Broker	488,808
Total Assets	23,495,818

Liabilities:
Advisory Fees Payable	17,353
Total Liabilities	17,353

Net Assets	$23,478,465

Net Assets Consist of:
Paid-in Capital	$23,467,321
Accumulated Net Investment Income	—
Accumulated Net Realized Gain on Investments	3,169
Net Unrealized Appreciation on Futures Contracts	7,975
Net Assets	$23,478,465

Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	950,000
Net Asset Value, Offering and Redemption Price Per Share	$24.71

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

Hull Tactical US ETF

Statement of Operations

For the period ended November 30, 2015(1)

Investment Income:
Interest Income	$848
Total Investment Income	848

Expenses:
Advisory Fees	51,317
Total Expenses	51,317

Net Investment Loss	(50,469)

Net Realized and Unrealized Gain on Investments:
Net Realized Gain on Investments	150,562
Net Realized Loss on Futures Contracts	(96,924)
Net Change in Unrealized Appreciation on Futures Contracts	7,975
Net Realized and Unrealized Gain on Investments	61,613

Net Increase in Net Assets Resulting from Operations	$11,144

(1)	Commenced operations on June 24, 2015.

The accompanying notes are an integral part of the financial statements.

Hull Tactical US ETF

Statement of Changes in Net Assets

For the period ended November 30, 2015(1)

Operations:
Net Investment Loss	$(50,469)
Net Realized Gain on Investments	53,638
Net Change in Unrealized Appreciation on Futures Contracts	7,975
Net Increase in Net Assets Resulting from Operations	11,144

Capital Share Transactions:
Issued	6,111,075
Issued In-Kind	17,356,246
Increase in Net Assets from Capital Share Transactions	23,467,321

Total Increase in Net Assets	23,478,465

Net Assets:
Beginning of Period	—
End of Period (Includes Accumulated Net Investment Income of $—)	$23,478,465

Share Transactions:
Beginning of Period	—
Issued	250,000
Issued In-Kind	700,000
Net Increase in Shares Outstanding from Share Transactions	950,000

(1)	Commenced operations on June 24, 2015.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

Hull Tactical US ETF

Financial Highlights

For the period ended November 30, 2015

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period	Net Investment Loss*	Net Realized and Unrealized Loss on Investments	Total from Operations	Net Asset Value, End of Period	Total Return(1)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Loss to Average Net Assets	Portfolio Turnover(3)
2015‡	$25.00	$(0.10)	$(0.19)(5)	$(0.29)	$24.71	(1.16)%(4)	$23,478	0.91%(2)	(0.89)%(2)	465%

‡	Inception date June 24, 2015.

*	Per share data calculated using average shares method.

(1)

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

(2)	Annualized.

(3)

Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of securities received or delivered from processing creations or redemptions.

(4)	Total return is for the period indicated and has not been annualized

(5)

The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because of the sales of Fund shares in relation to fluctuating market value of the investments of the Fund.

The accompanying notes are an integral part of the financial statements.

Hull Tactical US ETF

Notes to Financial Statements

November 30, 2015

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”), is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Securities and Exchange Commission (the “Commission”) under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company with eight investment portfolios. The financial statements herein are those of the Hull Tactical US ETF (the “Fund”). The Fund seeks long-term capital appreciation by taking long and short positions in one or more exchange-traded funds (“ETFs”) that seek to track the performance of the S&P 500 Index. The Fund is classified as a “diversified” fund under the 1940 Act. Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability company, serves as the investment adviser for the Fund and is subject to the supervision of the Board of Trustees (the “Board”). The Adviser is responsible for managing the investment activities of the Fund, the Fund’s business affairs and other administrative matters. HTAA, LLC (the “Investment Sub-Adviser”) and Vident Investment Advisory LLC (the “Trading Sub-Adviser”), serve as the sub-advisers to the Fund. The Fund commenced operations on June 24, 2015.

Shares of the Fund are listed and traded on NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Fund will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 50,000 Shares, called “Creation Units”. Creation Units will be issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares will trade in a secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Significant Accounting Policies followed by the Fund. The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies, included in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

Use of Estimates and Indemnifications — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Fund, enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Hull Tactical US ETF

Notes to Financial Statements

November 30, 2015 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued) — Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board. The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Fund to measure fair value during the period ended November 30, 2015 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended November 30, 2015, there have been no significant changes to the Fund’s fair valuation methodologies.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for federal income taxes have been made in the financial statements.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of November 30, 2015, the Fund did not have any interest or penalties associated with the underpayment of any income taxes. The Fund has reviewed all major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

Hull Tactical US ETF

Notes to Financial Statements

November 30, 2015 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Futures Contracts — The Fund utilized futures contracts during the period ended November 30, 2015. The Fund used futures contracts to seek the desired long or short exposure to the S&P 500 Index. An initial margin deposit of $126,500 was made upon entering into futures contracts and is included in “Receivable From Broker” on the Statement of Assets & Liabilities. The initial margin deposit is restricted from withdrawl. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. As of November 30, 2015, the Fund has open futures contracts and during the period ended, all futures contracts held had equity risk exposure. Refer to the Fund’s Schedule of Investments for details regarding open futures contracts as of November 30, 2015. The unrealized appreciation on futures contracts is presented on the Statement of Assets and Liabilities as “Net Unrealized Appreciation on Futures Contracts.” The amount of realized gain (loss) on futures contracts is presented on the Statement of Operations as “Net Realized Loss on Futures Contracts.” The change in the net fair value of the futures contracts is included in the Statement of Operations as “Net Change in Unrealized Appreciation on Futures Contracts.”

Cash Equivalents — Idle cash may be swept into various overnight demand deposits and is classified as cash equivalents on the Statement of Assets and Liabilities. The Company maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Dividends and Distributions to Shareholders — The Fund pays out dividends from its net investment income and distributes its net capital gains, if any, to investors at least annually. All distributions are recorded on ex-dividend date.

Organizational Expenses — All organizational and offering expenses of the Fund were borne by the Adviser and will not be subject to future recoupment. As a result, organizational and offering expenses are not reflected in the Statement of Assets and Liabilities or Statement of Operations.

Creation Units — The Fund issues and redeems shares (“Shares”) at Net Asset Value (“NAV”) and only in large blocks of Shares (each block of Shares for the Fund is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units at NAV must pay a standard creation transaction fee of $500. An Authorized Participant who holds Creation Units (“Authorized Participants”) and wishes to redeem at NAV would also pay a standard redemption transaction fee of $500. In addition to the fixed creation or redemption transaction fee, an additional transaction fee in $500 increments may apply, based on Creation Units consisting of more than 100 securities. The Adviser may retain all or portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase or redemption of a Creation Unit, which the transaction fee is designed to cover.

Hull Tactical US ETF

Notes to Financial Statements

November 30, 2015 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Creation Units (continued) — Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Fund’s distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

The following table discloses the Creation Unit breakdown based on the NAV as of November 30, 2015:

	Creation Unit Shares	Creation Transaction Fee	Value	Redemption Transaction Fee
Hull Tactical US ETF	50,000	$500	$1,235,500	$500

3. OFFSETTING ASSETS AND LIABILITIES

The Fund is required to disclose the impact of offsetting assets and liabilities represented in the statement of assets and liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities. These recognized assets and liabilities are financial instruments and derivative instruments that are either subject to an enforceable master netting arrangement or similar agreement or meet the following right of setoff criteria: the amounts owed by the Fund to another party are determinable, the Fund has the right to set off the amounts owed with the amounts owed by the other party, the Fund intends to set off, and the Fund’s right of setoff is enforceable at law.

As of November 30, 2015, the Fund’s financial instruments and derivative instruments are not subject to a master netting arrangement.

4. AGREEMENTS

Investment Advisory Agreement

The Adviser serves as the investment adviser to the Fund. The Investment Sub-Adviser and Trading Sub-Adviser serve as sub-advisers to the Fund.

The Adviser has retained the Investment Sub-Adviser to be responsible for the day-to-day management of the Fund. The Adviser has retained the Trading Sub-Adviser to be responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Index. Both Sub-Advisers are subject to the supervision of the Adviser and the Board of Trustees.

For the services it provides to the Fund, the Fund pays the Adviser a fee, which is calculated daily and paid monthly, at an annual rate of 0.91% on the average daily net assets of the Fund. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Excluded Expenses”).

Hull Tactical US ETF

Notes to Financial Statements

November 30, 2015 (Continued)

4. AGREEMENTS (continued)

Sub-Advisory Agreements

HTAA, LLC or the Investment Sub-Adviser, is a Delaware limited liability company, located at 141 W. Jackson Blvd., Suite 1650, Chicago, Illinois 60604. The Investment Sub-Adviser is a wholly-owned subsidiary of Hull Investments, LLC. The Investment Sub-Adviser is responsible for the day-to-day management of the Fund. The Investment Sub-Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the investment program of the Fund, subject to the supervision of the Adviser and the Board. Under a sub-advisory agreement, the Adviser pays the Investment Sub-Adviser a fee calculated daily and paid monthly, at an annual rate of 0.81% on the average daily net assets of the Fund. The Investment Sub-Adviser has agreed to assume the Adviser’s responsibility to pay, or cause to be paid, all expenses of each Fund, except Excluded Expenses, not paid by the Adviser.

Vident Investment Advisory, LLC, or the Trading Sub-Adviser, is a Delaware limited liability company, located at 300 Colonial Center Parkway, Suite 330, Roswell, Georgia 30076. The Trading Sub-Adviser is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board. Under a sub-advisory agreement, the Adviser pays the Trading Sub-Adviser a fee calculated daily and paid monthly, at an annual rate as follows: 1) 5 basis points on $0 - 250 million in assets; 2) 4 basis points on the next $250 - $500 million in assets; and 3) 3 basis points on all assets above $500 million; subject to an annual minimum fee of $35,000.

Distribution Agreement

SEI Investments Distribution Co. (the “Distributor”) serves as the Fund’s underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Fund’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in Fund Shares.

The Fund has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily assets each year for certain distribution-related activities. For the period ended November 30, 2015, no fees were charged by the Distributor under the Plan and the Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Fund’s Administrator pursuant to an Administration Agreement. Brown Brothers Harriman & Co. (the “Custodian” and “Transfer Agent”) serves as the Fund’s Custodian and Transfer agent pursuant to a Custodian Agreement and Transfer Agency Services Agreement. The Adviser of the Fund pays these fees.

Certain officers and/or interested trustees of the Fund are also officers of the Distributor, the adviser or the Administrator.

Hull Tactical US ETF

Notes to Financial Statements

November 30, 2015 (Continued)

5. INVESTMENT TRANSACTIONS

For the period ended November 30, 2015, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
Hull Tactical US ETF	$11,867,268	$17,530,013

For the period ended November 30, 2015, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Net Realized Gain
Hull Tactical US ETF	$5,512,183	$—	$—

There were no purchases or sales of long-term U.S. Government securities by the Fund.

6. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in capital, accumulated undistributed net investment income (loss), or accumulated net realized gain (loss) as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences primarily attributable to net operating loss have been reclassified within the components of net assets for the period ended November 30, 2015:

Exchange Traded Concepts	Paid in Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain
Hull Tactical US ETF	$—	$50,469	$(50,469)

These reclassifications have no impact on net assets or net asset value per share.

As of November 30, 2015, the components of tax basis accumulated income were as follows:

Hull Tactical US ETF
Undistributed Ordinary Income	$11,144
Total Distributable Earnings	$11,144

Hull Tactical US ETF

Notes to Financial Statements

November 30, 2015 (Concluded)

7. RISKS OF INVESTING IN THE FUND

As with all exchange traded funds (“ETFs”), a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the prospectus under the heading “Principal Risks”.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities and instruments issued by or economically tied to U.S. issuers.

Concentration Risk

The Fund may be susceptible to an increased risk of loss due to adverse occurrences to the extent the Fund’s investments are concentrated in a particular country, region, market, group of industries, sector or asset class. The ETFs that the Fund invests in track a subset of the U.S. stock market, which could cause the Fund to perform differently than the overall stock market. The S&P 500 Index may, at times, become focused in stocks of a particular sector, which would subject the Fund to proportionately higher exposure to the risks of that sector.

Derivatives Risk

The Fund uses futures contracts, which is a type of derivative contract. A derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or an asset, rate or, in the case of the Fund, a specified index - the S&P 500. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. Gains or losses in a derivative may be magnified and may be much greater than the derivative’s original cost.

8. OTHER

At November 30, 2015, the records of the Trust reflected that 100% of the Fund’s total Shares outstanding were held by three Authorized Participants, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the NASDAQ and have been purchased and sold by persons other than Authorized Participants.

9. SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued.

Hull Tactical US ETF

Report of Independent Registered Public Accounting Firm

To the Shareholders of Hull Tactical US ETF and
Board of Trustees of Exchange Traded Concepts Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Hull Tactical US ETF (the “Fund”), a series of Exchange Traded Concepts Trust, as of November 30, 2015, and the related statements of operations and changes in net assets, and the financial highlights for the period June 24, 2015 (commencement of operations) through November 30, 2015. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2015, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Hull Tactical US ETF as of November 30, 2015, the results of its operations, changes in its net assets, and the financial highlights for the period June 24, 2015 (commencement of operations) through November 30, 2015, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Cleveland, Ohio
January 29, 2016

Hull Tactical US ETF

Trustees and Officers of the Trust

(Unaudited)

The following chart lists Trustees and Officers as of November 30, 2015.

Certain officers and/or interested trustees of the Fund are also officers of the Distributor, the Advisor or the Administrator.

Set forth below are the names, ages, addresses, position with the Fund, term of office and length of time served, the principal occupations during the past five years, number of portfolios in fund complex overseen by the trustees, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Fund. The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling (844) 485-5383 ((844) Hull ETF).

Name, Address, and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee
Interested Trustee
J. Garrett Stevens c/o Exchange Traded Concepts Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (36 years old)	Trustee and President	Trustee (Since 2009); President (Since 2011)	T.S. Phillips Investments, Inc., 2000 to present – Investment Advisor/Vice President; Exchange Traded Concepts Trust 2009 to 2011 – Chief Executive Officer and Secretary; 2011 to present – President; Exchange Traded Concepts, LLC 2009 to Present – Chief Executive Officer; Exchange Listed Funds Trust 2012 to present - President	10	None
Independent Trustees
David M. Mahle c/o Exchange Traded Concepts Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (72 years old)	Trustee	Since 2011	Jones Day 2012 to Present – Consultant; Jones Day 2008 to 2011 – Of Counsel; Jones Day 1988 to 2008 – Partner	13	Exchange Listed Funds Trust (3) – Trustee; Source ETF Trust (2014-2015) – Trustee
Kurt Wolfgruber c/o Exchange Traded Concepts Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (65 years old)	Trustee	Since 2012	Amherst Asset Management, 2010 to present – Independent Advisor.	13	New Mountain Finance Corp. – Director; Exchange Listed Funds Trust (3) – Trustee; Source ETF Trust (2014-2015) – Trustee

Hull Tactical US ETF

Trustees and Officers of the Trust

(Unaudited) (Continued)

Name, Address, and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee
Independent Trustees (continued)
Mark Zurack c/o Exchange Traded Concepts Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (58 years old)	Trustee	Since 2011	Columbia Business School 2002 to Present – Professor	10	AQR Funds (44) – Trustee; Source ETF Trust (2014-2015) – Trustee
Timothy Jacoby c/o Exchange Traded Concepts Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (63 years old)	Trustee	Since 2014	Deloitte & Touche LLP 2000 to 2014 – Partner	13	Exchange Listed Funds Trust (3) – Trustee; Source ETF Trust (2014-2015) – Trustee

Hull Tactical US ETF

Trustees and Officers of the Trust

(Unaudited) (Concluded)

Name, Address, and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Officers
J. Garrett Stevens c/o Exchange Traded Concepts Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (36 years old)	Trustee and President	Trustee (Since 2009); President (Since 2011)

T.S. Phillips Investments, Inc., 2000 to present – Investment Advisor/Vice President; Exchange Traded Concepts Trust 2009 to 2011 – Chief Executive Officer and Secretary; 2011 to present – President; Exchange Traded Concepts, LLC 2009 to Present – Chief Executive Officer; Exchange Listed Funds Trust 2012 to present – President

ETF Series Solutions (2012-2014) – Trustee
Richard Hogan c/o Exchange Traded Concepts Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (54 years old)	Treasurer and Secretary	Since 2011	Managing Member, Yorkville ETF Advisors 2011 to Present; Private Investor, 2002 to 2011	Board Member of Peconic Land Trust of Suffolk County, NY; Exchange Listed Funds Trust (3) - Trustee
James J. Baker Jr. c/o Exchange Traded Concepts Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (64 years old)	Treasurer	Since 2015	Exchange Traded Concepts, LLC, 2011 to present – Managing Partner; Yorkville ETF Advisors, 2012 to present – Managing Partner; Goldman Sachs, 2000 to 2011 – Vice President.	None
Eric Kleinschmidt c/o SEI Investments Company One Freedom Valley Drive Oaks, PA 19456 (47 years old)	Assistant Treasurer	Since 2013	Director, Fund Accounting, SEI Investments Global Funds Services, 2004 to present.	None

(1)	Each Trustee shall serve during the continued life of the Trust until he or she dies, resigns, is declared bankrupt or incompetent by a court of competent jurisdiction, or is removed.

Hull Tactical US ETF

Approval of Advisory Agreements & Board Considerations

(Unaudited)

At a meeting held on February 24, 2015 (the “February Meeting”), the Board of Trustees (the “Board”) of Exchange Traded Concepts Trust (the “Trust”) considered and approved the following agreements:

●	An Advisory Agreement between the Exchange Traded Concepts, LLC (“ETC”) and the Trust, on behalf of the Hull Tactical US ETF (the “Fund”); and

●	A Sub-Advisory Agreement between the ETC and HTAA, LLC, (“HTAA”) with respect to the Fund.

In addition, at a meeting held on April 9, 2015 (the “April Meeting” and, together with the February Meeting, the “Meetings”), the Board considered and approved the following agreement:

●

A Trading Sub-Advisory Agreement between the ETC and Vident Investment Advisory, LLC (“Vident”) with respect to the Fund (together with the Advisory Agreement and Sub-Advisory Agreement, the “Agreements”).

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Agreements must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approvals, the Board must request and evaluate, and ETC, HTAA, and Vident are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreements. In addition, rules under the 1940 Act require an investment company to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the board’s approval of an investment advisory agreement.

Consistent with these responsibilities, prior to both Meetings, the Board reviewed written materials from ETC, HTAA, and Vident, and at both Meetings, representatives from ETC, HTAA, and Vident presented additional oral and written information to help the Board evaluate the advisory and sub-advisory fees and other aspects of the Agreements. Among other things, representatives from ETC, HTAA, and Vident provided overviews of their advisory businesses, including investment personnel and investment processes. The representatives discussed the services to be provided by ETC, HTAA, and Vident, as well as the rationale for launching the Fund, the Fund’s proposed fees, and the operational aspects of the Fund. During the Meetings, the Board discussed the materials it received, including memoranda from legal counsel to the Trust on the responsibilities of the Trustees in considering the approval of investment advisory agreements under the 1940 Act, considered the oral presentations of ETC, HTAA, and Vident, and deliberated on the approval of the Agreements in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from ETC, HTAA, and Vident.

In considering whether to approve the Agreements, the Board, including the Independent Trustees, did not identify any single factor or piece of information as determinative or controlling. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included the factors listed below.

Nature, Extent and Quality of Services to be Provided.

In considering the nature, extent and quality of the services to be provided to the Fund, the Board reviewed the portfolio management services to be provided by ETC, HTAA, and Vident. Among other things, the Board considered the quality of the portfolio management personnel of each company. With respect to ETC and Vident, the Board noted that it had previously reviewed ETC and Vident’s registration forms (“Form ADVs”) as well as responses of ETC and Vident to a detailed series of questions, which included a description of their operations, service offerings, personnel (including, with respect to Vident, information about the background and experience of one of the portfolio managers who would be primarily responsible for the day-to-day management of the Fund), compliance program, and financial condition. The Board further noted that, as reported by ETC and Vident’s representatives, there were no material changes in the information about ETC and Vident since the Board was last presented with such information, other than as presented at the Meetings. With respect to HTAA, the Board noted that it had received and reviewed in advance of the February Meeting HTAA’s Form ADV as well as HTAA’s responses to a detailed series of questions, which included a description of HTAA’s operations, service offerings, personnel (including information about the background and experience of the portfolio managers who would be primarily responsible for the day-to-day management of the Fund), compliance program, and financial

Hull Tactical US ETF

Approval of Advisory Agreements & Board Considerations

(Unaudited) (Concluded)

condition. The Independent Trustees noted their familiarity with the services of ETC and Vident’s lead portfolio manager from the Trustees’ previous experience with them and noted that it had also reviewed the services to be provided to the Fund by ETC and HTAA at previous meetings.

The Board also considered other services to be provided to the Fund by ETC, Vident, and HTAA, such as monitoring adherence to the Fund’s investment restrictions, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, and ETC’s role in coordinating the activities of the Trust’s other service providers. The Board noted HTAA’s responsibilities as the Fund’s sub-adviser, namely, determining from time to time what assets will be purchased, retained or sold by the Fund, and what portion of the assets will be invested or held uninvested in cash. The Board noted Vident’s responsibilities as the Fund’s trading sub-adviser, namely, placing orders with respect to transactions in securities or other assets held or to be acquired by the Fund and selecting broker-dealers for executing portfolio transactions. Because the Fund was new and had not yet commenced operations, it did not have a historical performance record. However, the Board was presented with certain information concerning the performance of the investment strategy proposed to be employed by HTAA. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by ETC, HTAA, and Vident.

Costs of Services Provided and Economies of Scale.

The Board reviewed the advisory and sub-advisory fees to be paid to ETC, HTAA, and Vident for their services to the Fund under the Agreements. The Board took into consideration that the advisory fee is a “unified fee,” meaning that the Fund would pay no expenses, other than certain excluded expenses, and that the sub-advisory fees paid to HTAA and Vident would be paid out of the advisory fee. The Board noted that ETC would be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses. The Board further noted that pursuant to the terms of the HTAA Sub-Advisory Agreement, HTAA would assume ETC’s obligation to compensate the Trust’s service providers and pay the Fund’s other expenses, which payments would be made from HTAA’s own fee and resources. The Board considered the appropriateness of the advisory fee as well as the advisory fee’s comparability to peer funds. The Board also was informed that, under the Fund’s investment strategy, the Fund would be expected to invest in other investment companies, which would cause the Fund to indirectly bear the operating expenses of those other investment companies. The Board noted that it had considered, at a previous meeting, the uniqueness of the Fund and the fact that the Fund was providing shareholders with access to HTAA’s proprietary tactical asset allocation model, which other actively managed ETFs would not necessarily be able to offer. The Board also considered the expected costs, and anticipated profits, of the advisory services to the Hull ETF, and the potential for economies of scale as Fund assets grow. The Board noted, however, that such economies would, to some degree, be shared with Fund shareholders through the unified fee structure of the Fund.

Conclusion.

No single factor was determinative of the Board’s decision to approve the Agreements on behalf of the Fund; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Agreements, including the compensation payable under the agreements, were fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Agreements were in the best interests of the Fund and its shareholders.

Hull Tactical US ETF

Disclosure of Fund Expenses

(Unaudited)

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, brokerage fees and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (June 1, 2015 to November 30, 2015).

The table below illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 6/24/15	Ending Account Value 11/30/15	Annualized Expense Ratios	Expenses Paid During Period
Hull Tactical US ETF
Actual Fund Return	$ 1,000.00	$ 988.40	0.91%	$3.94(1)
Hypothetical 5% Return	$ 1,000.00	$ 1,017.82	0.91%	$4.60(2)

(1)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 159/365 (to reflect the actual time the Fund was operational from 06/24/15-11/30/15).

(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 183/365 (to reflect the one-half year period shown).

Hull Tactical US ETF

Supplemental Information

(Unaudited)

Net asset value, or “NAV”, is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Fund’s website at www.hulltacticalfunds.com.

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10900 Hefner Pointe Drive, Suite 207

Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC

10900 Hefner Pointe Drive, Suite 207

Oklahoma City, OK 73120

Sub-Advisers:

HTAA, LLC

141 W. Jackson Blvd., Suite 1650

Chicago, Illinois 60604

Vident Investment Advisory, LLC

300 Colonial Center Parkway, Suite 330

Roswell, Georgia 30076

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments

Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2020 K Street NW

Washington, DC 20006-1806

Independent Registered Public Accounting Firm:

Cohen Fund Audit Services, Ltd.

1350 Euclid Ave.

Suite 800

Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Fund.

HTU-AR-001-0100

Item 2.    Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer or any person who performs a similar function.

Item 3.   Audit Committee Financial Expert.

(a) (1) The Registrant’s Board of Trustees has determined that the Registrant has an audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial expert Gary French is an independent trustee as defined in Form N-CSR Item 3 (a) (2)

Item 4.  Principal Accountant Fees and Services.

Fees billed by Cohen Fund Audit Services, Ltd (Cohen) related to the Registrant.

Cohen billed the Registrant aggregate fees for services rendered to the Registrant for the fiscal year 2015 and 2014 as follows:

		Fiscal 2015			Fiscal 2014
		All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees	$81,800	$0	N/A	$62,500	$0	N/A
(b)	Audit-Related Fees	$0	$0	N/A	$0	$0	N/A
(c)	Tax Fees	$6,000	$0	N/A	$3,000	$0	N/A
(d)	All Other Fees	$0	$0	N/A	$0	$0	N/A

(e)(1) The Trust’s Audit Committee has adopted, and the Board of Trustees has ratified, an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Trust may be pre-approved .

(e)(2)   Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	Fiscal 2013	Fiscal 2012
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)    Not Applicable.

(g)   The aggregate non-audit fees and services billed by Cohen for the fiscal year 2015 were $6,000 and for the fiscal year 2014 were $3,000.

(h)   During the past fiscal year, Registrant's principal accountant provided certain non-audit services to Registrant's investment adviser or to entities controlling, controlled by, or under common control with Registrant's investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.  The Audit Committee of Registrant's Board of Trustees reviewed and considered these non-audit services provided by Registrant's principal accountant to Registrant's affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

Items 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.   Controls and Procedures.

            (a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

            (b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.  Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Exchange Traded Concepts Trust

By	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: February 5, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: February 5, 2016

By	/s/ James J. Baker Jr.
James J. Baker Jr., Treasurer

Date: February 5, 2016